Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (60,489)	$ (179,852)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	59,096	62,512
Amortization of operating lease assets	6,897	6,792
Bad debt expense and provision expense for expected credit loss	1,730	10,706
Share-based compensation expense	14,164	16,356
Loss on investments	72	500
(Gain) loss on changes in fair value of deferred consideration	(598)	1,204
Tax receivable agreement expense	65,648	0
Loss on inventory write-offs and provision	968	3,820
Change in deferred taxes	206	(32,659)
Accretion of discount and deferred financing costs on debt arrangements	4,855	4,416
Loss on debt extinguishment	1,002	0
Foreign currency (gain) loss	(1,039)	303
Loss (gain) on disposals of property and equipment	683	(13)
Impairment loss	2,320	151,017
Gain on lease termination	0	(1,965)
Proceeds of contingent consideration in excess of costs over estimated earnings	598	0
Loss on other adjustments to net income	24	209
Changes in operating assets and liabilities:
Accounts receivable	(1,731)	(5,369)
Inventory	18,556	23,491
Prepaid expenses and other assets	2,486	2,598
Accounts payable and accrued liabilities	(15,539)	27,795
Operating lease liabilities	(7,902)	(28,002)
Income taxes payable	40,473	(5,295)
NET CASH PROVIDED BY OPERATING ACTIVITIES	132,480	58,564
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(19,492)	(55,385)
Purchase of intangibles	(3,994)	(2,498)
Proceeds from tenant improvement allowances	1,055	2,594
Payment of acquisition consideration, net of cash acquired	(3,230)	0
Proceeds from disposals of property and equipment	432	11,704
Payments of loans and advances	0	(1,000)
NET CASH USED IN INVESTING ACTIVITIES	(25,229)	(44,585)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	9	0
Proceeds from the issuance of long-term debt	0	20,175
Payment of debt issuance costs	0	(1,947)
Repayment of debt	(40,000)	0
Proceeds (payment) of acquisition-related contingent consideration	705	(1,787)
Payment for equity transfer	(200)	0
Tax distribution payments in accordance with the tax receivable agreement	0	(222)
Tax distributions to non-controlling interest redeemable unit holders and other members	(22,077)	(32,770)
Excess cash distributions to non-controlling interest redeemable unit holders and other members	(5,155)	(6,170)
Principal payment of property, plant, and equipment vendor financing	(976)	(701)
Principal payments on finance lease obligations	(3,784)	(3,485)
NET CASH USED IN FINANCING ACTIVITIES	(71,478)	(26,907)
Effect of exchange rate changes on cash and cash equivalents	(39)	(62)
Net increase (decrease) in cash and cash equivalents	35,734	(12,990)
Cash and cash equivalents and restricted cash, beginning of period	108,520	121,510
Cash and cash equivalents	137,564	103,429
Restricted cash	3,439	5,091
Restricted cash included in other non-current assets, end of period	3,251	0
Cash and cash equivalents and restricted cash, end of period	144,254	108,520
CASH PAID DURING THE PERIOD FOR:
Income tax, net	9,195	70,896
Interest	55,196	53,616
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Issuance of shares under business combinations and acquisitions	2,850	0
Non-cash consideration for business combination	0	47,238
Non-controlling interests redeemed for equity	4,230	5,788
Increase to net lease liability	680	1,474
Receivable due from seller of previous acquisition	0	705
Liability incurred to purchase property, equipment and intangibles	1,218	93
Liability of property, plant and equipment purchased through vendor financing	490	748
Purchase of property, plant and equipment through inventory	0	48
Purchase of inventory through inventory	39	0
(Overpaid) unpaid declared distributions to non-controlling interest redeemable unit holders	(17,401)	10,176
Receivable related to financing lease transactions	612	612
Liability incurred in accordance with tax receivable agreement	$ 83,482	$ 14,564